Goodwill and Other Intangible Assets - Summary of Goodwill and Other Intangible Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	$ 1,376	$ 1,143
Additions	52	108
Impairment charge		49
Exchange and other adjustments	7	1
Ending balance	1,293	1,376
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,977	1,581
Acquisition of businesses (note [xx])		304
Additions	52	108
Capitalised interest		5
Disposals	(29)	(22)
Exchange and other adjustments	9	1
Ending balance	2,009	1,977
Amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(601)	(438)
Provided	(38)	(40)
System Fund expense	(53)	(47)
Impairment charge	(48)	(99)
System Fund Impairment Charge Intangible Assets And Goodwill	(4)
Disposals	29	22
Exchange and other adjustments	(1)	1
Ending balance	(716)	(601)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	339	313
Ending balance	346	339
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	529	455
Acquisition of businesses (note [xx])		70
Additions		4
Exchange and other adjustments	8
Ending balance	537	529
Goodwill [member] | Amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(190)	(142)
Impairment charge		(49)
Exchange and other adjustments	(1)	1
Ending balance	(191)	(190)
Brands [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	439	250
Ending balance	439	439
Brands [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	439	250
Acquisition of businesses (note [xx])		189
Ending balance	439	439
Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	524	500
Ending balance	484	524
Software [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	864	781
Additions	50	98
Capitalised interest		5
Disposals	(29)	(22)
Exchange and other adjustments	1	2
Ending balance	886	864
Software [member] | Amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(340)	(281)
Provided	(36)	(35)
System Fund expense	(51)	(46)
System Fund Impairment Charge Intangible Assets And Goodwill	(4)
Disposals	29	22
Ending balance	(402)	(340)
Management contracts [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	59	67
Ending balance	10	59
Management contracts [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	122	77
Acquisition of businesses (note [xx])		45
Ending balance	122	122
Management contracts [member] | Amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(63)	(10)
Provided	(1)	(3)
Impairment charge	(48)	(50)
Ending balance	(112)	(63)
Other intangibles [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	15	13
Ending balance	14	15
Other intangibles [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	23	18
Additions	2	6
Exchange and other adjustments		(1)
Ending balance	25	23
Other intangibles [member] | Amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(8)	(5)
Provided	(1)	(2)
System Fund expense	(2)	(1)
Ending balance	$ (11)	$ (8)